UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21558
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Pioneer Short Term Income Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  July 1, 2011 to June 30, 2012

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Short Term Income Fund

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., President

Date  August 20, 2012
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======================== Pioneer Short Term Income Fund ========================

SEVAN MARINE ASA

Ticker:       SEVAN          Security ID:  R776D4AE3
Meeting Date: AUG 05, 2011   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Concent to Board's Proposals Regarding  For       For          Management
      Restructuring of Loans

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SEVAN MARINE ASA

Ticker:       SEVAN          Security ID:  R776D4AD5
Meeting Date: AUG 05, 2011   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Concent to Board's Proposals Regarding  For       For          Management
      Restructuring of Loans

--------------------------------------------------------------------------------

SEVAN MARINE ASA

Ticker:       SEVAN          Security ID:  R776D4AD5
Meeting Date: NOV 10, 2011   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Approve Proposals and Specific          For       For          Management
      Resolutions

--------------------------------------------------------------------------------

SEVAN MARINE ASA

Ticker:       SEVAN          Security ID:  R776D4AE3
Meeting Date: NOV 10, 2011   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Approve Proposals and Specific          For       For          Management
      Resolutions

========== END NPX REPORT